UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     May 16, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $929,010 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    24140   469893 SH       SOLE                   469893        0        0
AMERICAN INTL GROUP INC        COM              026874107    64130  1157348 SH       SOLE                  1157348        0        0
ANHEUSER BUSCH COS INC         COM              035229103      880    18600 SH       SOLE                    18600        0        0
BANCO LATINOAMERICANO DE EXP   CL E             P16994132     6760   330600 SH       SOLE                   330600        0        0
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109     4390   132510 SH       SOLE                   132510        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    99790     1147 SH       SOLE                     1147        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    30140    10553 SH       SOLE                    10553        0        0
CHUBB CORP                     COM              171232101    30500   384761 SH       SOLE                   384761        0        0
CINCINNATI FINL CORP           COM              172062101    37100   850759 SH       SOLE                   850759        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205    13995   245961 SH       SOLE                   245961        0        0
ENTERCOM COMMUNICATIONS CORP   CL A             293639100    19430   547059 SH       SOLE                   547059        0        0
EXXON MOBIL CORP               COM              30231G102      930    15600 SH       SOLE                    15600        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    68820  1088881 SH       SOLE                  1088881        0        0
FEDERAL NATL MTG ASSN          COM              313586109    46470   853372 SH       SOLE                   853372        0        0
FIFTH THIRD BANCORP            COM              316773100    52490  1221280 SH       SOLE                  1221280        0        0
GENERAL DYNAMICS CORP          COM              369550108      890     8300 SH       SOLE                     8300        0        0
GENERAL MLS INC                COM              370334104     9720   197763 SH       SOLE                   197763        0        0
GILLETTE CO                    COM              375766102     1365    27000 SH       SOLE                    27000        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106    41970   693648 SH       SOLE                   693648        0        0
HARLEY DAVIDSON INC            COM              412822108    23250   402566 SH       SOLE                   402566        0        0
HCA INC                        COM              404119109    21450   400412 SH       SOLE                   766031        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101    20420   485841 SH       SOLE                   485841        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    23650   903260 SH       SOLE                   903260        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    19690   267064 SH       SOLE                   267064        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     5735   215081 SH       SOLE                   215081        0        0
ISHARES TR                     1-3 YR TRS BD    464287457      495     6010 SH       SOLE                     6010        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    10990   166500 SH       SOLE                   166500        0        0
LIZ CLAIBORNE INC              COM              539320101    16360   407616 SH       SOLE                   407616        0        0
MARKEL CORP                    COM              570535104     3300     9551 SH       SOLE                     9551        0        0
MATAV-CABLE SYS MEDIA LTD      SPONSORED ADR    576561104      285    12050 SH       SOLE                    12050        0        0
MILLEA HOLDINGS INC            ADR              60032R106      750    10347 SH       SOLE                    10347        0        0
MOHAWK INDS INC                COM              608190104    30325   359723 SH       SOLE                   359723        0        0
OLD REP INTL CORP              COM              680223104     6610   283772 SH       SOLE                   283772        0        0
PFIZER INC                     COM              717081103      925    35200 SH       SOLE                    35200        0        0
SAGA COMMUNICATIONS            CL A             786598102    14590   906138 SH       SOLE                   906138        0        0
SIGNET GROUP PLC               SP ADR REP 10    82668L872     5895   283068 SH       SOLE                   283068        0        0
SPDR TR                        UNIT SER 1       78462F103      140     1155 SH       SOLE                     1155        0        0
STATE STR CORP                 COM              857477103    39000   892084 SH       SOLE                   892084        0        0
TESCO CORP                     COM              88157K101      825    43634 SH       SOLE                    43634        0        0
TIFFANY & CO NEW               COM              886547108    14765   427754 SH       SOLE                   427754        0        0
TJX Companies Inc              COM              872539101    40790  1656160 SH       SOLE                  1656160        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     1390    18656 SH       SOLE                    18656        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    23370   445935 SH       SOLE                   445935        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102     8370   256593 SH       SOLE                   256593        0        0
Wells Fargo & Co  Del          COM              949740104    37050   619517 SH       SOLE                   619517        0        0
WIPRO LTD                      SPON ADR 1 SH    97651M109     4680   229200 SH       SOLE                   229200        0        0